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                                       March 13, 2006

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:      The Prudential Variable Contract Account GI-2
                  (File No. 811-07545)
                  ---------------------------------------------

                  Prudential Group Variable Universal Life
                  (File No. 333-01031)
                  ----------------------------------------

Dear Commissioners:

          On behalf of Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

Filer/Entity:              AllianceBernstein Variable Products Series Fund
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-06-000059
Date of Filing:            03/07/2006

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-06-000017
Date of Filing:            02/24/06

Filer/Entity:              Dreyfus Variable Investment Funds, Inc.
Registration No.:          811-05125
CIK No.:                   0000813383
Accession No.:             0000813383-06-000002
Date of Filing:            02/16/2006
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Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-06-040048
Date of Filing:            02/27/2006

Filer/Entity:              Janus Aspen Series - Institutional Shares
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0000906185-06-011892
Date of Filing:            02/24/2006

Filer/Entity:              JP Morgan Series Trust II
Registration No.:          811-08212
CIK No.:                   0000916118
Accession No.:             0001104659-06-015250
Date of Filing:            03/09/2006

Filer/Entity:              Lazard Retirement Series, Inc.
Registration No.:          811-08071
CIK No.:                   0001033669
Accession No.:             0000930413-06-001841
Date of Filing:            03/07/2006

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-06-000103
Date of Filing:            03/10/2006

Filer/Entity:              Neuberger Berman Advisers Management Trust
Registration No.:          811-04255
CIK No.:                   0000736913
Accession No.:             0000943663-06-000135
Date of Filing:            03/02/2006

Filer/Entity:              Scudder Variable Series II
Registration No.:          811-05002
CIK No.:                   0000810573
Accession No.:             0000088053-06-000260
Date of Filing:            03/03/2006

Filer/Entity:              T. Rowe Price Equity Series Inc. - Equity Income
                             Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-06-000012
Date of Filing:            02/24/2006
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Filer/Entity:              T. Rowe Price Equity Series Inc. - Mid-Cap Growth
                             Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-06-000013
Date of Filing:            02/24/2006

Filer/Entity:              T. Rowe Price Equity Series Inc. - New America Growth
                             Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-06-000014
Date of Filing:            02/24/2006

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.                    0000711175
Accession No.:             0001193125-06-048564
Date of Filing:            03/08/2006


If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                       Sincerely,


                                       /s/ C. Christopher Sprague
                                       ---------------------------------
                                       C. Christopher Sprague
                                       Vice President, Corporate Counsel